KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Group Annuity Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Group Annuity Separate Account (the Separate Account) as of December 31, 2025, the related statement of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account’s auditor since 1989.
Columbus, Ohio
April 9, 2026
KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Appendix
Statement of net assets as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
ARIEL FUND INVESTOR CLASS
ARIEL APPRECIATION FUND INVESTOR CLASS
BLACKROCK CORE BOND II PORTFOLIO SC
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS
BLACKROCK LOW DURATION BOND PORTFOLIO SC
BLACKROCK ISHARES S&P 500 INDEX FUND SC
DAVIS VALUE PORTFOLIO
FIDELITY VIP MID CAP PORTFOLIO SC2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES
NEUBERGER GENESIS FUND ADVISOR CLASS
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
WILSHIRE VIT GLOBAL ALLOCATION FUNDARIEL FUND INVESTOR CLASS
LTR2

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
ASSETS
Investments at market value	$1,317,768	$2,173,454	$1,554,598	$156,257	$–	$113,630	$2,421,871	$2,578,601
TOTAL ASSETS	$1,317,768	$2,173,454	$1,554,598	$156,257	$–	$113,630	$2,421,871	$2,578,601
NET ASSETS
Active Contracts	$1,317,768	$2,173,454	$1,554,598	$156,257	$–	$113,630	$2,421,871	$2,578,601
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$1,317,768	$2,173,454	$1,554,598	$156,257	–	$113,630	$2,421,871	$2,578,601
INVESTMENTS
Cost of investments	$982,182	$1,961,884	$1,693,338	$172,804	$–	$118,546	$1,240,057	$2,709,641
Unrealized appreciation (depreciation) on investments	$335,586	$211,570	$(138,740)	$(16,546)	$–	$(4,915)	$1,181,814	$(131,041)
Number of shares in underlying mutual funds	16,173	29,455	40,295	18,647	–	12,366	3,043	411,260
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	6,907	9,873	8,315	9,451	–	7,793	15,215	43,750
Total Units	6,907	9,873	8,315	9,451	–	7,793	15,215	43,750
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$190.78	$220.14	$186.96	$16.54	$–	$14.59	$159.18	$58.94
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
ASSETS
Investments at market value	$2,528,036	$198,875	$559,415	$213,261	$1,079,096	$588,763	$491,731	$242,624
TOTAL ASSETS	$2,528,036	$198,875	$559,415	$213,261	$1,079,096	$588,763	$491,731	$242,624
NET ASSETS
Active Contracts	$2,528,036	$198,875	$559,415	$213,261	$1,079,096	$588,763	$491,731	$242,624
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$2,528,036	$198,875	$559,415	$213,261	$1,079,096	$588,763	$491,731	$242,624
INVESTMENTS
Cost of investments	$2,459,623	$198,875	$460,257	$208,975	$1,218,648	$379,964	$386,685	$247,877
Unrealized appreciation (depreciation) on investments	$68,413	$–	$99,159	$4,285	$(139,551)	$208,799	$105,046	$(5,253)
Number of shares in underlying mutual funds	71,881	198,875	53,842	19,195	20,800	34,390	8,705	25,539
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	15,864	190,257	20,349	3,043	9,260	14,480	2,270	4,808
Total Units	15,864	190,257	20,349	3,043	9,260	14,480	2,270	4,808
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$159.35	$1.05	$27.49	$70.08	$116.53	$40.66	$216.64	$50.46
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$16,158
TOTAL ASSETS	$16,158
NET ASSETS
Active Contracts	$16,158
Payout Contracts	$–
TOTAL NET ASSETS	$16,158
INVESTMENTS
Cost of investments	$14,490
Unrealized appreciation (depreciation) on investments	$1,668
Number of shares in underlying mutual funds	784
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	427
Total Units	427
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$37.86
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$–	$2,943	$528	$5,857	$–	$4,898	$24,869	$24,433
Investment Income	–	2,943	528	5,857	–	4,898	24,869	24,433
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	133,693	228,916	190,963	237	–	–	14,894	369,990
Net realized gain (loss) on investments	91,162	3,610	(83,964)	(1,588)	–	(246)	358,956	(116,247)
Net change in unrealized appreciation (depreciation) on investments	(56,453)	40,225	65,999	6,124	–	1,837	1,223	295,028
Net gain (loss) on investments	168,402	272,751	172,999	4,772	–	1,591	375,074	548,771
EXPENSES
Mortality and expense risk charge (Note 3)	(10,790)	(16,113)	(13,293)	(1,245)	–	(900)	(19,277)	(18,962)
Total Expenses	(10,790)	(16,113)	(13,293)	(1,245)	–	(900)	(19,277)	(18,962)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,611	$259,582	$160,234	$9,384	$–	$5,590	$380,665	$554,243
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
INVESTMENT INCOME
Dividend income distribution	$5,915	$10,146	$13,539	$–	$–	$9,178	$–	$3,181
Investment Income	5,915	10,146	13,539	–	–	9,178	–	3,181
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	283,960	–	66,412	34,054	154,897	20,843	54,570	7,752
Net realized gain (loss) on investments	10,195	–	9,687	(53,014)	12,215	39,814	(18,487)	6,321
Net change in unrealized appreciation (depreciation) on investments	(34,254)	–	78,466	46,141	(235,241)	11,032	66,575	(6,773)
Net gain (loss) on investments	259,901	–	154,565	27,182	(68,129)	71,689	102,657	7,300
EXPENSES
Mortality and expense risk charge (Note 3)	(19,038)	(1,966)	(4,176)	(1,885)	(9,887)	(4,649)	(4,020)	(2,050)
Total Expenses	(19,038)	(1,966)	(4,176)	(1,885)	(9,887)	(4,649)	(4,020)	(2,050)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$246,778	$8,180	$163,928	$25,297	$(78,016)	$76,219	$98,637	$8,431
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$483
Investment Income	483
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	472
Net realized gain (loss) on investments	18
Net change in unrealized appreciation (depreciation) on investments	1,448
Net gain (loss) on investments	1,938
EXPENSES
Mortality and expense risk charge (Note 3)	(120)
Total Expenses	(120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,302
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$–	$2,943	$528	$5,857	$–	$4,898	$24,869	$24,433
Capital gain distribution	133,693	228,916	190,963	237	–	–	14,894	369,990
Net realized gain (loss) on investments	91,162	3,610	(83,964)	(1,588)	–	(246)	358,956	(116,247)
Net change in unrealized appreciation (depreciation) on investments	(56,453)	40,225	65,999	6,124	–	1,837	1,223	295,028
Mortality and expense risk charge (Note 3)	(10,790)	(16,113)	(13,293)	(1,245)	–	(900)	(19,277)	(18,962)
Net increase (decrease) in net assets resulting from operations	157,611	259,582	160,234	9,384	–	5,590	380,665	554,243
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(498)	28,209	21,367	(57)	–	(1)	(67,284)	(356)
Transfer between funds	(47,875)	(6,748)	(88,047)	–	–	–	70,107	(119,658)
Payments to contract owners	(135,552)	(125,692)	(309,228)	(9,561)	–	(3,033)	(322,717)	(143,351)
Net increase (decrease) in net assets resulting from contract owners; transactions	(183,925)	(104,232)	(375,908)	(9,618)	–	(3,034)	(319,894)	(263,364)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,314)	155,350	(215,674)	(234)	–	2,556	60,771	290,878
Net Assets:
Beginning of year	1,344,082	2,018,104	1,770,272	156,491	–	111,075	2,361,101	2,287,722
End of year	$1,317,768	$2,173,454	$1,554,598	$156,257	$–	$113,631	$2,421,872	$2,578,600
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
OPERATIONS
Investment Income	$5,915	$10,146	$13,539	$–	$–	$9,178	$–	$3,181
Capital gain distribution	283,960	–	66,412	34,054	154,897	20,843	54,570	7,752
Net realized gain (loss) on investments	10,195	–	9,687	(53,014)	12,215	39,814	(18,487)	6,321
Net change in unrealized appreciation (depreciation) on investments	(34,254)	–	78,466	46,141	(235,241)	11,032	66,575	(6,773)
Mortality and expense risk charge (Note 3)	(19,038)	(1,966)	(4,176)	(1,885)	(9,887)	(4,649)	(4,020)	(2,050)
Net increase (decrease) in net assets resulting from operations	246,778	8,180	163,928	25,297	(78,016)	76,219	98,637	8,431
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	188	5,228	(139)	1,147	(38,483)	75	(61,482)	(26,393)
Transfer between funds	17,925	(1,485)	(8,480)	(12,180)	(73,373)	24,082	(73,233)	29,385
Payments to contract owners	(121,564)	(12,369)	(49,822)	(21,573)	(142,165)	(68,175)	(19,643)	(28,604)
Net increase (decrease) in net assets resulting from contract owners; transactions	(103,451)	(8,627)	(58,442)	(32,607)	(254,020)	(44,017)	(154,359)	(25,612)
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,326	(447)	105,486	(7,310)	(332,036)	32,201	(55,722)	(17,181)
Net Assets:
Beginning of year	2,384,710	199,322	453,929	220,570	1,411,133	556,562	547,453	259,806
End of year	$2,528,036	$198,875	$559,415	$213,260	$1,079,097	$588,763	$491,731	$242,625
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$483
Capital gain distribution	472
Net realized gain (loss) on investments	18
Net change in unrealized appreciation (depreciation) on investments	1,448
Mortality and expense risk charge (Note 3)	(120)
Net increase (decrease) in net assets resulting from operations	2,302
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(2)
Transfer between funds	–
Payments to contract owners	(76)
Net increase (decrease) in net assets resulting from contract owners; transactions	(77)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,224
Net Assets:
Beginning of year	13,932
End of year	$16,156
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS**	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$—	$2,312	$7,291	$6,194	$7,677	$5,014	$26,113	$24,871
Capital gain distribution	59,426	102,838	95,002	–	—	—	3,853	463,228
Net realized gain (loss) on investments	85,220	33,228	(35,488)	(1,319)	92	(845)	200,592	(66,124)
Net change in unrealized appreciation (depreciation) on investments	137,861	101,447	43,318	(3,302)	(182)	1,620	262,812	(41,092)
Mortality and expense risk charge (Note 3)	(10,496)	(16,749)	(14,465)	(1,286)	(1,218)	(948)	(18,261)	(18,832)
Net increase (decrease) in net assets resulting from operations	272,011	223,077	95,657	286	6,369	4,841	475,110	362,052
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(1,201)	72	(20,140)	1,858	(209,542)	5	(44,118)	(179)
Transfer between funds	—	(41,488)	416	73	—	—	12,107	(427)
Payments to contract owners	(96,126)	(192,296)	(147,290)	(7,412)	(17,316)	(10,746)	(186,714)	(202,972)
Net increase (decrease) in net assets resulting from contract owners; transactions	(97,327)	(233,712)	(167,014)	(5,481)	(226,857)	(10,742)	(218,725)	(203,578)
TOTAL INCREASE (DECREASE) IN NET ASSETS	174,684	(10,636)	(71,357)	(5,195)	(220,489)	(5,900)	256,384	158,474
Net Assets:
Beginning of year	1,169,398	2,028,740	1,841,629	161,686	220,489	116,975	2,104,717	2,129,248
End of year	1,344,082	2,018,104	1,770,272	156,491	–	111,075	2,361,101	2,287,722
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES*	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
OPERATIONS
Investment Income	$8,119	$2,615	$15,478	$—	$—	$7,839	$—	$2,853
Capital gain distribution	315,997	–	18,007	—	30,674	—	47,393	4,664
Net realized gain (loss) on investments	40,547	–	13,967	(39,297)	18,082	41,835	(3,946)	4,746
Net change in unrealized appreciation (depreciation) on investments	16,069	–	(11,404)	87,209	65,784	40,089	119,018	(2,788)
Mortality and expense risk charge (Note 3)	(19,477)	(449)	(4,393)	(1,565)	(11,482)	(4,606)	(4,010)	(2,198)
Net increase (decrease) in net assets resulting from operations	361,255	2,165	31,656	46,348	103,057	85,157	158,455	7,276
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	1,375	–	(7,504)	26	(23,867)	635	1,381	(122)
Transfer between funds	(41,408)	209,894	(33,143)	50,462	49,548	(980)	5,529	(674)
Payments to contract owners	(176,550)	(12,737)	(62,459)	(65,460)	(105,605)	(73,477)	(54,605)	(17,303)
Net increase (decrease) in net assets resulting from contract owners; transactions	(216,583)	197,157	(103,105)	(14,972)	(79,925)	(73,821)	(47,695)	(18,098)
TOTAL INCREASE (DECREASE) IN NET ASSETS	144,672	199,322	(71,449)	31,375	23,132	11,336	110,760	(10,822)
Net Assets:
Beginning of year	2,240,038	–	525,378	189,195	1,388,001	545,226	436,693	270,628
End of year	2,384,710	199,322	453,929	220,570	1,411,133	556,562	547,453	259,806
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$252
Capital gain distribution	–
Net realized gain (loss) on investments	(140)
Net change in unrealized appreciation (depreciation) on investments	1,491
Mortality and expense risk charge (Note 3)	(124)
Net increase (decrease) in net assets resulting from operations	1,479
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	1,808
Transfer between funds	23
Payments to contract owners	(4,477)
Net increase (decrease) in net assets resulting from contract owners; transactions	(2,645)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,166)
Net Assets:
Beginning of year	15,098
End of year	13,932
* Goldman Sachs Government Money Market Fund Institutional shares became available for investment on September 16, 2024 (inception). The Statement of Operations is from September 16,2024 (inception) through December 31, 2024.
** BlackRock Liquidity Funds TempFund Admin Class shares were liquidated September 5, 2024 (liquidation). The Statement of Net Assets is from January 1, 2024 through September 5, 2024 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2025 and December 31, 2024
1. Nature of Separate Account
Horace Mann Life Insurance Company - Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
ARIEL FUND INVESTOR CLASS
ARIEL APPRECIATION FUND INVESTOR CLASS
BLACKROCK CORE BOND II PORTFOLIO SC
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS
BLACKROCK LOW DURATION BOND PORTFOLIO SC
BLACKROCK ISHARES S&P 500 INDEX FUND SC
DAVIS VALUE PORTFOLIO
FIDELITY VIP MID CAP PORTFOLIO SC2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES
NEUBERGER GENESIS FUND ADVISOR CLASS
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
During 2025 no new funds were added to the separate account. Neuberger Berman Genesis Fund Advisor Class was renamed to Neuberger Genesis Fund Advisor Class. In 2024, one fund was added to the Group Annuity Separate Account: Goldman Sachs Government Money Market Fund Institutional Shares. BlackRock Liquidity Funds TempFund Admin class shares were liquidated and assets were transferred to Goldman Sachs Government Money Market Fund effective September 5, 2024.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. Significant Accounting Policies
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Fund, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2025, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
3. Expenses and Related Party Transactions
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.
For assuming mortality and expense risks, HMLIC applies a charge through a reduction of unit values. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.There are no annual maintenance charges and no sales expense charges on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2025 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	$133,196	$103,056
ARIEL FUND INVESTOR CLASS	286,607	171,483
ARIEL APPRECIATION FUND INVESTOR CLASS	214,757	496,431
BLACKROCK CORE BOND II PORTFOLIO SC	6,036	12,394
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	–	–
BLACKROCK LOW DURATION BOND PORTFOLIO SC	4,898	4,179
BLACKROCK ISHARES S&P 500 INDEX FUND SC	171,639	112,091
DAVIS VALUE PORTFOLIO	394,068	398,217
FIDELITY VIP MID CAP PORTFOLIO SC2	307,987	130,408
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	346,378	346,825
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	79,812	52,792
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	55,621	109,072
NEUBERGER GENESIS FUND ADVISOR CLASS	153,779	250,574
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	54,180	33,010
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	64,285	186,581
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	46,638	57,046
WILSHIRE VIT GLOBAL ALLOCATION FUND	956	178

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	8,507	–	–	(619)	7,888	–	(122)	(859)	6,907
ARIEL FUND INVESTOR CLASS	11,575	–	(190)	(1,004)	10,382	–	150	(659)	9,873
ARIEL APPRECIATION FUND INVESTOR CLASS	11,451	–	(115)	(898)	10,438	–	(396)	(1,727)	8,315
BLACKROCK CORE BOND II PORTFOLIO SC	10,402	–	125	(476)	10,051	–	–	(600)	9,451
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	190,445	–	(175,752)	(14,693)	–	–	–	–	–
BLACKROCK LOW DURATION BOND PORTFOLIO SC	8,785	–	–	(779)	8,006	–	–	(213)	7,793
BLACKROCK ISHARES S&P 500 INDEX FUND SC	19,087	–	(240)	(1,540)	17,307	–	454	(2,546)	15,215
DAVIS VALUE PORTFOLIO	53,416	–	7	(4,421)	49,002	–	(2,461)	(2,791)	43,750
FIDELITY VIP MID CAP PORTFOLIO SC2	18,074	–	(253)	(1,269)	16,552	–	122	(810)	15,864
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES*	–	–	209,788	(12,683)	197,105	–	327,924	(334,773)	190,256
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	27,647	–	(1,983)	(2,977)	22,687	–	(18)	(2,320)	20,349
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,919	–	770	(1,162)	3,527	–	284	(767)	3,043
NEUBERGER GENESIS FUND ADVISOR CLASS	12,100	–	175	(863)	11,413	–	(951)	(1,202)	9,260
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	17,642	–	–	(2,119)	15,523	–	717	(1,760)	14,480
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,444	–	42	(374)	3,111	–	(343)	(498)	2,270
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	5,753	–	(14)	(355)	5,384	–	123	(699)	4,808
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	–	60	(143)	429	–	–	(2)	427

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2025
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	6,907	190.78	1,317,768	0.80%	-%	11.96%
ARIEL FUND INVESTOR CLASS	9,873	220.14	2,173,454	0.80%	0.14%	13.25%
ARIEL APPRECIATION FUND INVESTOR CLASS	8,315	186.96	1,554,598	0.80%	0.03%	10.23%
BLACKROCK CORE BOND II PORTFOLIO SC	9,451	16.54	156,257	0.80%	3.75%	6.20%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	–	–	–	-%	-%	-%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	7,793	14.59	113,630	0.80%	4.36%	5.08%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	15,215	159.18	2,421,871	0.80%	1.04%	16.68%
DAVIS VALUE PORTFOLIO	43,750	58.94	2,578,601	0.80%	1.00%	26.24%
FIDELITY VIP MID CAP PORTFOLIO SC2	15,864	159.35	2,528,036	0.80%	0.24%	10.61%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	190,257	1.05	198,875	0.80%	5.10%	3.50%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	20,349	27.49	559,415	0.80%	2.67%	37.39%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,043	70.08	213,261	0.80%	-%	12.06%
NEUBERGER GENESIS FUND ADVISOR CLASS	9,260	116.53	1,079,096	0.80%	-%	(5.76)%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	14,480	40.66	588,763	0.80%	1.60%	13.42%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	2,270	216.64	491,731	0.80%	-%	23.13%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	4,808	50.46	242,624	0.80%	1.27%	4.58%
WILSHIRE VIT GLOBAL ALLOCATION FUND	427	37.86	16,158	0.80%	3.21%	16.54%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2024
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	7,888	170.40	1,344,082	0.80%	-%	23.95%
ARIEL FUND INVESTOR CLASS	10,382	194.39	2,018,104	0.80%	0.11%	10.91%
ARIEL APPRECIATION FUND INVESTOR CLASS	10,438	169.61	1,770,272	0.80%	0.40%	5.47%
BLACKROCK CORE BOND II PORTFOLIO SC	10,051	15.57	156,491	0.80%	3.89%	0.19%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	–	–	–	–	-%	-%[1]
BLACKROCK LOW DURATION BOND PORTFOLIO SC	8,006	13.88	111,075	0.80%	4.40%	4.20%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	17,307	136.42	2,361,101	0.80%	1.17%	23.71%
DAVIS VALUE PORTFOLIO	49,002	46.69	2,287,722	0.80%	1.13%	17.13%
FIDELITY VIP MID CAP PORTFOLIO SC2	16,552	144.07	2,384,710	0.80%	0.35%	16.25%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	197,105	1.01	199,322	0.80%	2.62%	1.12%[2]
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	22,687	20.01	453,929	0.80%	3.16%	5.32%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,527	62.54	220,570	0.80%	-%	29.56%
NEUBERGER GENESIS FUND ADVISOR CLASS	11,413	123.65	1,411,133	0.80%	-%	7.79%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	15,523	35.85	556,562	0.80%	1.42%	16.02%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,111	175.95	547,453	0.80%	-%	38.76%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	5,384	48.25	259,806	0.80%	1.08%	2.57%
WILSHIRE VIT GLOBAL ALLOCATION FUND	429	32.49	13,932	0.80%	1.73%	10.10%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1 Black Rock Liquidity Temp Fund Administration Class were liquidated on September 5, 20242 Goldman Sachs Government Money Market Fund shares became available for investment on September 16, 2024

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	8,507	137.47	1,169,398	0.80%	-%	33.73%
ARIEL FUND INVESTOR CLASS	11,575	175.27	2,028,740	0.80%	0.44%	14.89%
ARIEL APPRECIATION FUND INVESTOR CLASS	11,451	160.82	1,841,629	0.80%	0.82%	9.74%
BLACKROCK CORE BOND II PORTFOLIO SC	10,402	15.54	161,686	0.80%	3.46%	4.65%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	190,445	1.16	220,489	0.80%	4.84%	4.50%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	8,785	13.32	116,975	0.80%	3.77%	4.55%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	19,087	110.27	2,104,717	0.80%	1.41%	25.01%
DAVIS VALUE PORTFOLIO	53,416	39.86	2,129,248	0.80%	1.30%	31.59%
FIDELITY VIP MID CAP PORTFOLIO SC2	18,074	123.93	2,240,038	0.80%	0.37%	13.89%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	27,647	19.00	525,378	0.80%	2.81%	17.72%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,919	48.27	189,195	0.80%	-%	9.78%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	12,100	114.71	1,388,001	0.80%	-%	14.29%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	17,642	30.90	545,226	0.80%	1.45%	19.31%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,444	126.80	436,693	0.80%	-%	52.17%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	5,753	47.04	270,628	0.80%	1.13%	15.72%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	29.51	15,098	0.80%	1.34%	15.50%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,335	102.80	959,658	0.80%	-%	(29.26)%
ARIEL FUND INVESTOR CLASS	12,109	152.55	1,847,140	0.80%	0.36%	(19.46)%
ARIEL APPRECIATION FUND INVESTOR CLASS	12,143	146.55	1,779,605	0.80%	0.58%	(13.13)%
BLACKROCK CORE BOND II PORTFOLIO SC	11,043	14.85	163,921	0.80%	1.96%	(14.66)%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	197,918	1.11	219,702	0.80%	1.65%	0.91%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	9,001	12.74	114,626	0.80%	2.00%	(5.70)%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	20,004	88.21	1,764,608	0.80%	1.32%	(18.94)%
DAVIS VALUE PORTFOLIO	60,715	30.29	1,839,269	0.80%	1.16%	(20.79)%
FIDELITY VIP MID CAP PORTFOLIO SC2	20,402	108.82	2,220,052	0.80%	0.26%	(15.64)%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	27,100	16.14	437,291	0.80%	2.90%	(14.24)%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,939	43.97	173,173	0.80%	-%	(33.06)%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	14,376	100.37	1,443,022	0.80%	-%	(20.18)%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	18,482	25.90	478,731	0.80%	1.06%	(16.51)%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,505	83.33	292,067	0.80%	-%	(35.88)%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,050	40.65	245,912	0.80%	0.59%	(24.57)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	25.55	13,070	0.80%	3.38%	(18.47)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,668	145.32	1,404,838	0.80%	-%	27.64%
ARIEL FUND INVESTOR CLASS	13,770	189.42	2,608,197	0.80%	0.05%	29.33
ARIEL APPRECIATION FUND INVESTOR CLASS	13,618	168.70	2,297,141	0.80%	0.47%	24.87%
BLACKROCK CORE BOND II PORTFOLIO SC	12,277	17.40	213,626	0.80%	1.44%	(2.47)%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	206,537	1.10	227,506	0.80%	0.03%	(0.90)%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	12,423	13.51	167,817	0.80%	0.97%	(1.31)%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	21,040	108.82	2,289,561	0.80%	1.18%	27.38%
DAVIS VALUE PORTFOLIO	67,634	38.24	2,586,075	0.80%	0.60%	16.94%
FIDELITY VIP MID CAP PORTFOLIO SC2	20,824	129.00	2,686,193	0.80%	0.37%	24.31%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	33,970	18.82	639,214	0.80%	3.02%	11.30%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	5,598	65.69	367,769	0.80%	-%	5.61%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	15,794	125.75	1,986,101	0.80%	-%	16.81%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	21,687	31.02	672,639	0.80%	0.99%	13.38%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,396	53.89	344,679	0.80%	0.27%	14.25%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,921	129.96	509,596	0.80%	-%	4.34%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	31.34	16,034	0.80%	0.93%	10.94%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

IA-006276